SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
FDIC insured amount	$ 250
Uninsured cash balances	$ 4,521	$ 1,217